Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive (Loss) Income
Net loss attributable to CH2M	$ (124,254)	$ 92,117	$ (318,602)
Other comprehensive income (loss):
Foreign currency translation adjustments	(27,141)	(32,181)	(23,903)
Benefit plan adjustments, net of tax	92,437	29,834	(109,279)
Unrealized loss on available-for-sale securities:
Loss on available-for-sale securities and other, net of tax			27
Less: reclassification adjustment for gains included in net income, net of tax			(185)
Other comprehensive income (loss)	65,296	(2,347)	(133,394)
Comprehensive (loss) income	(58,958)	89,770	(451,996)
Less: income attributable to noncontrolling interests from continuing operations	17,501	3,830	6,606
Less: (loss) income attributable to noncontrolling interests from discontinued operations	(143,903)	7,884	(143,671)
Comprehensive income (loss) attributable to CH2M	$ 67,444	$ 78,056	$ (314,931)